COST OF SALES (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COST OF SALES

(in thousands)	Nine months ended September 30, 2025	Nine months ended September 30, 2024	Three months ended September 30, 2025	Three months ended September 30, 2024
Inventory expensed	$6,152	$6,126	$2,691	$3,422
Royalties	74	300	33	186
Other expenses	395	922	222	552
Total	$6,621	$7,348	$2,946	$4,160